Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for factoring fees	$ 38,418	$ 160,551	$ 89,341
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	82,547,775	38,846,743
Common stock, outstanding	82,547,775	38,846,743
Scenario, Previously Reported
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, authorized		2,000,000	2,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, authorized		50,000,000	50,000,000
Common stock, issued		30,676,325	30,624,689
Common stock, outstanding		30,676,325	30,624,689